Derivatives (Tables)	9 Months Ended
Sep. 30, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of derivative instruments
As part of our hedging program, we entered into a number of derivative transactions that resulted in the following WTI-based crude oil contracts as of December 31, 2017:

	Q1 2018	Q2 2018	Q3 2018	Q4 2018	FY 2019	FY 2020
Sold Oil Calls:
Hedged volume (MBbls)	225	225	225	225	840	390
Weighted average price ($/Bbl)	$55.00	$55.00	$55.00	$55.00	$57.32	$60.00
Oil positions:
Fixed Price Swaps (NYMEX WTI):
Hedged volume (MBbls)	1,458	1,474	1,214	1,214	4,197	—
Weighted average price ($/Bbl)	$53.43	$53.43	$52.04	$52.04	$52.05	$—
Oil basis differential positions:
ICE Brent-NYMEX WTI basic swaps:
Hedged volume (MBbls)	360	364	368	368	1,095	—
Weighted average price ($/Bbl)	$1.21	$1.21	$1.21	$1.21	$1.17	$—
As of September 30, 2018, we have hedged crude oil production at the following approximate volumes and prices: 12.8 MBbl/d at $75 in the fourth quarter of 2018, 16.5 MBbl/d at $70 in 2019, and 1.2 MBbl/d at $65 in 2020, as outlined along with our natural gas derivative contracts in the following table:

	Q4 2018	FY 2019	FY 2020
Sold Oil Calls (ICE Brent):
Hedged volume (MBbls)	124	—	—
Weighted-average price ($/Bbl)	$80.00	$—	$—
Purchased Oil Put Options (ICE Brent):
Hedged volume (MBbls)	—	3,385	455
Weighted-average price ($/Bbl)	$—	$65.00	$65.00
Fixed Price Oil Swaps (ICE Brent):
Hedged volume (MBbls)	1,058	2,640	—
Weighted-average price ($/Bbl)	$74.82	$75.40	$—
Oil basis differential positions:
ICE Brent-NYMEX WTI basis swaps
Hedged volume (MBbls)	92	182.5	—
Weighted-average price ($/Bbl)	$1.29	$1.29	$—
Fixed Price Gas Swaps (Kern, Delivered):
Hedged volume (MMBtu)	1,380,000	4,560,000	—
Weighted-average price ($/MMBtu)	$2.65	$2.65	$—

Schedule of derivative instruments in statement of financial position
The following tables present the fair values (at gross and net) of our outstanding derivatives as of December 31, 2017 and December 31, 2016:

	Berry Corp. (Successor)
	December 31, 2017
	Balance Sheet Classification	Gross Amounts Recognized at Fair Value	Gross Amounts Offset in the Balance Sheet	Net Fair Value Presented in the Balance Sheet
	(in thousands)
Assets
Commodity Contracts	Current assets	$—	$—	$—
Commodity Contracts	Non-current assets	—	—	—
Liabilities
Commodity Contracts	Current liabilities	(49,949)	—	(49,949)
Commodity Contracts	Non-current liabilities	(25,332)	—	(25,332)
Total derivatives		$(75,281)	$—	$(75,281)

	Berry LLC (Predecessor)
	December 31, 2016
	Balance Sheet Classification	Gross Amounts Recognized at Fair Value	Gross Amounts Offset in the Balance Sheet	Net Fair Value Presented in the Balance Sheet
	(in thousands)
Assets
Commodity Contracts	Current assets	$119	$(119)	$—
Commodity Contracts	Non-current assets	—	—	—
Liabilities
Commodity Contracts	Current liabilities	(9,015)	119	(8,896)
Commodity Contracts	Non-current liabilities	(10,221)	—	(10,221)
Total derivatives		$(19,117)	$—	$(19,117)
The following tables present the fair values (gross and net) of our outstanding derivatives as of September 30, 2018 and December 31, 2017:

	Berry Corp. (Successor)
	September 30, 2018
	Balance Sheet Classification	Gross Amounts Recognized at Fair Value	Gross Amounts Offset in the Balance Sheet	Net Fair Value Presented in the Balance Sheet
	(in thousands)
Liabilities
Commodity Contracts	Current liabilities	$(26,409)	$—	$(26,409)
Commodity Contracts	Non-current liabilities	(4,664)	—	(4,664)
Total derivatives		$(31,073)	$—	$(31,073)

	Berry Corp. (Successor)
	December 31, 2017
	Balance Sheet Classification	Gross Amounts Recognized at Fair Value	Gross Amounts Offset in the Balance Sheet	Net Fair Value Presented in the Balance Sheet
	(in thousands)
Liabilities
Commodity Contracts	Current liabilities	$(49,949)	$—	$(49,949)
Commodity Contracts	Non-current liabilities	(25,332)	—	(25,332)
Total derivatives		$(75,281)	$—	$(75,281)

Schedule of gains and losses of derivatives instruments in statement of operations
A summary of gains and losses on the derivatives included on the statements of operations is presented below:

	Berry Corp. (Successor)	Berry LLC (Predecessor)
	Ten Months Ended December 31, 2017	Two Months Ended February 28, 2017	Year Ended December 31, 2016
		(in thousands)
Gains (losses) on oil and natural gas derivatives	$(66,900)	$12,886	$(15,781)
Lease operating expenses(1)	—	—	(4,605)
Total gains (losses) on oil and natural gas derivatives	$(66,900)	$12,886	$(20,386)
__________

(1)	Consists of gains and (losses) on derivatives that were entered into in March 2015 to hedge exposure to differentials in consuming areas.